Submission	Oct. 17, 2025
Submission [Line Items]
Central Index Key	0001561861
Registrant Name	Grupo Aeromexico, S.A.B. de C.V.
Registration File Number	333-279379
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A